Note 15 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of currecny risk explanatory [text block]
	As at November 30,	As at November 30,
	2023	2022
	($)	($)
Assets
United States Dollar	60,652	80,053
Brazilian Real	30	44
Colombian Peso	546	392
Total	61,228	80,489